SHARE-BASED COMPENSATION - Share-based compensation expense (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Share-based compensation expense
Pre-tax share-based compensation expense	¥ 73,846	¥ 53,032	¥ 78,411
Income tax benefit	(8,762)		(8,471)
Total share-based compensation expense, net of tax	65,084	53,032	69,940
Cost of revenue
Share-based compensation expense
Pre-tax share-based compensation expense	20,883	24,758	26,818
Selling, general and administrative expenses
Share-based compensation expense
Pre-tax share-based compensation expense	¥ 52,963	¥ 28,274	¥ 51,593